Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 2.5%
Ansell Ltd.	826,305	19,391,665
BHP Group Ltd., ADR	267,746	12,610,836
National Australia Bank Ltd.	491,637	5,797,117
Total		37,799,618
Austria 1.5%
Andritz AG(a)	618,252	23,163,311
Canada 4.3%
Alimentation Couche-Tard, Inc., Class B	531,584	16,640,353
Cameco Corp.	1,511,253	16,427,320
Teck Resources Ltd., Class B	887,525	8,422,612
Teekay Tankers Ltd., Class A(a)	159,496	2,772,041
Yamana Gold, Inc.	3,620,540	19,406,095
Total		63,668,421
China 0.7%
Tencent Holdings Ltd.	188,500	10,208,381
Finland 1.9%
UPM-Kymmene OYJ	982,972	28,362,462
France 11.2%
AXA SA	1,788,425	32,815,661
BNP Paribas SA(a)	818,043	29,437,631
Capgemini SE	189,540	19,578,462
DBV Technologies SA, ADR(a)	258,314	1,252,823
Eiffage SA(a)	123,824	11,303,315
Sanofi	292,258	28,587,169
Total SA	1,158,460	43,929,739
Total		166,904,800
Germany 7.1%
Allianz SE, Registered Shares	70,433	12,765,008
Aroundtown SA	1,607,982	8,844,012
Bayer AG, Registered Shares	220,636	15,082,593
Covestro AG(a)	565,947	21,040,230
Duerr AG	646,017	15,360,798
E.ON SE	1,859,311	19,722,952
KION Group AG	242,396	13,570,256
Total		106,385,849
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.5%
WH Group Ltd.	26,017,000	22,633,357
Ireland 1.3%
Amarin Corp. PLC, ADR(a)	108,257	742,643
Flutter Entertainment PLC	153,027	19,469,088
Total		20,211,731
Israel 2.3%
Bank Hapoalim BM	3,945,618	24,291,439
Bezeq Israeli Telecommunication Corp., Ltd.(a)	11,636,764	10,011,219
Total		34,302,658
Italy 0.4%
Esprinet SpA(a)	1,057,406	5,292,601
Japan 22.7%
CYBERDYNE, Inc.(a)	108,600	514,161
Dai-ichi Life Holdings, Inc.	946,900	12,422,077
Invincible Investment Corp.	23,651	5,963,310
ITOCHU Corp.	1,474,400	31,706,221
Kinden Corp.	934,000	15,647,075
Koito Manufacturing Co., Ltd.	251,000	10,675,976
Matsumotokiyoshi Holdings Co., Ltd.	722,700	27,075,255
Nippon Telegraph & Telephone Corp.	1,407,000	32,024,991
ORIX Corp.	2,225,400	29,449,770
Shionogi & Co., Ltd.	299,900	17,784,350
Ship Healthcare Holdings, Inc.	309,200	13,411,214
Sony Corp.	370,800	24,015,186
Starts Corp., Inc.	234,000	4,765,807
Subaru Corp.	732,700	16,232,757
Sumitomo Mitsui Financial Group, Inc.	769,800	22,341,389
Takeda Pharmaceutical Co., Ltd.	1,069,700	41,845,917
Takuma Co., Ltd.	808,645	10,533,645
Toyota Motor Corp.	345,700	21,786,822
Total		338,195,923
Columbia Overseas Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.8%
ABN AMRO Bank NV	1,693,984	13,478,576
ASR Nederland NV	932,324	25,630,817
ING Groep NV	3,805,330	24,740,753
Koninklijke Ahold Delhaize NV	728,571	18,472,134
Signify NV(a)	909,060	19,575,171
Total		101,897,451
Norway 1.9%
BW LPG Ltd.	1,784,235	5,959,990
Leroy Seafood Group ASA	2,820,456	15,832,176
Yara International ASA	173,857	5,980,665
Total		27,772,831
Pakistan 0.6%
DG Khan Cement Co., Ltd.	8,453,900	4,299,855
Lucky Cement Ltd.	1,657,418	4,699,083
Total		8,998,938
Russian Federation 0.5%
Sberbank of Russia PJSC, ADR	673,920	7,685,217
Singapore 2.7%
DBS Group Holdings Ltd.	1,647,800	22,796,475
Venture Corp., Ltd.	1,644,800	17,874,189
Total		40,670,664
South Korea 1.1%
GS Home Shopping, Inc.	19,207	1,853,365
Hyundai Home Shopping Network Corp.	92,856	5,036,219
Youngone Corp.	364,321	9,050,590
Total		15,940,174
Spain 2.9%
ACS Actividades de Construccion y Servicios SA	480,477	12,295,438
Endesa SA	1,063,020	25,391,647
Tecnicas Reunidas SA(a)	384,786	6,051,185
Total		43,738,270
Sweden 0.4%
Granges AB(a)	750,568	6,054,286
Switzerland 1.9%
Novartis AG, Registered Shares	318,650	27,740,385
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 17.6%
Barclays Bank PLC	6,761,396	9,665,746
BP PLC	5,875,013	22,465,696
British American Tobacco PLC	1,228,247	48,712,793
BT Group PLC	7,506,899	10,807,853
Crest Nicholson Holdings PLC	1,232,723	4,055,373
DCC PLC	365,729	30,678,534
Drax Group PLC	3,153,788	8,246,404
GW Pharmaceuticals PLC, ADR(a)	35,359	4,340,317
HSBC Holdings PLC	1,834,905	8,450,334
Inchcape PLC	827,206	5,142,884
John Wood Group PLC	1,672,915	4,017,213
Just Group PLC(a)	20,507,836	13,402,097
Legal & General Group PLC	3,945,362	9,740,834
Micro Focus International PLC	791,628	3,899,694
Royal Dutch Shell PLC, Class B	2,669,719	40,758,223
TP ICAP PLC	4,336,231	18,312,391
Vodafone Group PLC	8,367,304	13,760,025
WPP PLC	829,562	6,313,354
Total		262,769,765
United States 4.8%
Aerie Pharmaceuticals, Inc.(a)	150,639	2,113,465
Alexion Pharmaceuticals, Inc.(a)	32,825	3,935,718
Burford Capital Ltd.	1,738,866	9,528,588
Insmed, Inc.(a)	112,287	2,727,451
Liberty Global PLC, Class C(a)	798,715	16,477,490
Primo Water Corp.	2,471,324	29,730,028
Quotient Ltd.(a)	690,935	5,382,384
Sage Therapeutics, Inc.(a)	45,924	1,640,405
Total		71,535,529
Total Common Stocks (Cost $1,773,310,229)		1,471,932,622

Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
United States 1.0%
iShares MSCI EAFE Value ETF	378,705	14,830,088
Total Exchange-Traded Equity Funds (Cost $15,037,921)		14,830,088

2	Columbia Overseas Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2020 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	5,301,511	5,302,041
Total Money Market Funds (Cost $5,299,659)		5,302,041
Total Investments in Securities (Cost $1,793,647,809)		1,492,064,751
Other Assets & Liabilities, Net		175,488
Net Assets		$1,492,240,239
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
53,718,000 CAD	38,038,252 USD	Goldman Sachs	07/02/2020	—	(977,741)
13,019,000 EUR	14,076,091 USD	Goldman Sachs	07/02/2020	—	(384,500)
21,800,000 GBP	26,771,653 USD	Goldman Sachs	07/02/2020	—	(155,058)
64,320,000 ILS	18,290,394 USD	Goldman Sachs	07/02/2020	—	(35,280)
1,493,618,000 JPY	14,091,866 USD	Goldman Sachs	07/02/2020	236,109	—
15,552,306,000 KRW	12,669,903 USD	Goldman Sachs	07/02/2020	53,958	—
20,002,000 SGD	14,078,242 USD	Goldman Sachs	07/02/2020	—	(80,662)
26,669,930 USD	41,558,000 AUD	Goldman Sachs	07/02/2020	1,031,378	—
7,038,471 USD	6,853,000 CHF	Goldman Sachs	07/02/2020	92,865	—
2,815,168 USD	19,424,000 DKK	Goldman Sachs	07/02/2020	79,202	—
15,503,591 USD	152,408,000 SEK	Goldman Sachs	07/02/2020	675,826	—
Total				2,169,338	(1,633,241)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	15,491,357	103,491,617	(113,682,602)	1,669	5,302,041	(4,303)	23,046	5,301,511
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
Columbia Overseas Value Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2020 (Unaudited)
Currency Legend  (continued)
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Value Fund | Quarterly Report 2020